AB Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 51.3%
Information Technology – 13.0%
Communications Equipment – 0.1%
Cisco Systems, Inc./Delaware	18,435	$975,211

Electronic Equipment, Instruments & Components – 0.4%
CDW Corp./DE	20,234	3,347,108

IT Services – 2.5%
Automatic Data Processing, Inc.	2,038	399,489
Genpact Ltd.	79,503	3,636,467
PayPal Holdings, Inc.(a)	17,527	4,557,371
Visa, Inc. - Class A	50,990	11,590,027

		20,183,354

Semiconductors & Semiconductor Equipment – 2.7%
NVIDIA Corp.	7,183	4,667,370
NXP Semiconductors NV	22,646	4,787,817
QUALCOMM, Inc.	43,920	5,908,997
Texas Instruments, Inc.	22,265	4,226,342
Xilinx, Inc.	18,516	2,351,532

		21,942,058

Software – 4.9%
Adobe, Inc.(a)	6,667	3,364,035
Citrix Systems, Inc.	15,803	1,816,713
Microsoft Corp.	111,736	27,898,244
NortonLifeLock, Inc.	91,745	2,537,667
Oracle Corp.	63,936	5,034,321

		40,650,980

Technology Hardware, Storage & Peripherals – 2.4%
Apple, Inc.	128,412	16,001,419
Western Digital Corp.(a)	45,237	3,403,180

		19,404,599

		106,503,310

Consumer Discretionary – 7.5%
Auto Components – 0.6%
Magna International, Inc. - Class A (United States)	50,674	5,097,298

Automobiles – 0.3%
Stellantis NV	131,510	2,573,651

Distributors – 0.5%
LKQ Corp.(a)	70,411	3,588,145

Diversified Consumer Services – 0.2%
Chegg, Inc.(a)	18,228	1,401,915

Hotels, Restaurants & Leisure – 0.2%
Booking Holdings, Inc.(a)	306	722,635
Starbucks Corp.	8,298	944,976

		1,667,611

Internet & Direct Marketing Retail – 2.1%
Amazon.com, Inc.(a)	4,447	14,332,992

Company	Shares	U.S. $ Value
eBay, Inc.	37,053	$2,255,787
Etsy, Inc.(a)	4,961	817,225

		17,406,004

Specialty Retail – 2.4%
AutoZone, Inc.(a)	4,111	5,782,532
Home Depot, Inc. (The)	29,493	9,405,613
TJX Cos., Inc. (The)	70,480	4,760,219

		19,948,364

Textiles, Apparel & Luxury Goods – 1.2%
Deckers Outdoor Corp.(a)	8,024	2,691,571
NIKE, Inc. - Class B	50,290	6,862,573

		9,554,144

		61,237,132

Health Care – 6.8%
Biotechnology – 0.8%
Gilead Sciences, Inc.	412	27,237
Regeneron Pharmaceuticals, Inc.(a)	4,270	2,145,376
Vertex Pharmaceuticals, Inc.(a)	18,926	3,948,532

		6,121,145

Health Care Equipment & Supplies – 1.8%
Align Technology, Inc.(a)	430	253,765
Edwards Lifesciences Corp.(a)	46,200	4,430,580
Intuitive Surgical, Inc.(a)	784	660,269
Medtronic PLC	57,175	7,237,783
Zimmer Biomet Holdings, Inc.	14,664	2,468,391

		15,050,788

Health Care Providers & Services – 2.2%
Anthem, Inc.	13,407	5,338,936
UnitedHealth Group, Inc.	31,410	12,938,407

		18,277,343

Pharmaceuticals – 2.0%
Johnson & Johnson	16,264	2,752,682
Merck & Co., Inc.	10,156	770,739
Pfizer, Inc.	15,219	589,432
Roche Holding AG (Sponsored ADR)	154,834	6,775,536
Viatris, Inc.	3,219	49,057
Zoetis, Inc.	30,246	5,343,863

		16,281,309

		55,730,585

Communication Services – 6.7%
Diversified Telecommunication Services – 1.0%
Comcast Corp. – Class A	143,339	8,219,058

Entertainment – 0.8%
Electronic Arts, Inc.	27,119	3,876,119
Take-Two Interactive Software, Inc.(a)	11,195	2,077,344

Company	Shares	U.S. $ Value
Walt Disney Co. (The)(a)	3,242	$579,183

		6,532,646

Interactive Media & Services – 4.3%
Alphabet, Inc. - Class A(a)	700	1,649,795
Alphabet, Inc. - Class C(a)	8,352	20,141,349
Facebook, Inc. - Class A(a)	40,962	13,465,439

		35,256,583

Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc.(a)	33,967	4,804,632

		54,812,919

Financials – 5.8%
Banks – 3.1%
Bank of America Corp.	255,472	10,829,458
Citigroup, Inc.	47,332	3,725,502
JPMorgan Chase & Co.	7,890	1,295,854
PNC Financial Services Group, Inc. (The)	12,300	2,394,564
Wells Fargo & Co.	158,310	7,396,243

		25,641,621

Capital Markets – 1.9%
CME Group, Inc. - Class A	17,488	3,825,675
Goldman Sachs Group, Inc. (The)	20,839	7,752,525
LPL Financial Holdings, Inc.	25,486	3,768,869
S&P Global, Inc.	957	363,153

		15,710,222

Insurance – 0.8%
Progressive Corp. (The)	35,998	3,566,682
Reinsurance Group of America, Inc. - Class A	23,072	2,907,764

		6,474,446

		47,826,289

Industrials – 5.3%
Aerospace & Defense – 0.5%
L3Harris Technologies, Inc.	20,432	4,455,402

Airlines – 0.4%
Delta Air Lines, Inc.(a)	5,165	246,267
Southwest Airlines Co.(a)	51,957	3,193,277

		3,439,544

Building Products – 0.1%
Masco Corp.	13,850	835,293

Construction & Engineering – 0.5%
AECOM(a)	66,087	4,296,316

Electrical Equipment – 0.8%
Eaton Corp. PLC	31,912	4,635,218
Regal Beloit Corp.	13,378	1,902,753

		6,537,971

Company	Shares	U.S. $ Value

Industrial Conglomerates – 0.4%
Honeywell International, Inc.	13,547	$3,128,138

Machinery – 0.3%
Ingersoll Rand, Inc.(a)	40,670	2,018,859

Professional Services – 0.6%
Booz Allen Hamilton Holding Corp.	16,622	1,411,706
Robert Half International, Inc.	34,921	3,100,636

		4,512,342

Road & Rail – 1.2%
CSX Corp.	51,974	5,203,637
Knight-Swift Transportation Holdings, Inc.	78,845	3,763,272
Norfolk Southern Corp.	4,252	1,194,386

		10,161,295

Trading Companies & Distributors – 0.5%
United Rentals, Inc.(a)	12,382	4,135,093

		43,520,253

Consumer Staples – 2.2%
Food & Staples Retailing – 1.2%
Costco Wholesale Corp.	7,999	3,025,782
Walmart, Inc.	46,273	6,572,154

		9,597,936

Household Products – 1.0%
Procter & Gamble Co. (The)	64,953	8,758,912

		18,356,848

Real Estate – 1.4%
Equity Real Estate Investment Trusts (REITs) – 1.4%
American Campus Communities, Inc.	41,608	1,962,233
American Tower Corp.	9,691	2,475,663
CubeSmart	6,439	281,964
Mid-America Apartment Communities, Inc.	28,681	4,609,036
Prologis, Inc.	15,294	1,802,245

		11,131,141

Real Estate Management & Development – 0.0%
CBRE Group, Inc. - Class A(a)	450	39,501

		11,170,642

Utilities – 1.1%
Electric Utilities – 1.1%
American Electric Power Co., Inc.	56,656	4,872,416
Edison International	4,800	268,176
NextEra Energy, Inc.	54,624	3,999,569

		9,140,161

Energy – 0.9%
Oil, Gas & Consumable Fuels – 0.9%
Chevron Corp.	35,795	3,715,163
EOG Resources, Inc.	42,714	3,431,643

		7,146,806

Company	Shares	U.S. $ Value

Materials – 0.6%
Chemicals – 0.6%
Linde PLC	5,396	$1,622,038
LyondellBasell Industries NV - Class A	27,469	3,093,559
Westlake Chemical Corp.	4,866	490,833

		5,206,430

Total Common Stocks (cost $211,715,404)		420,651,375

INVESTMENT COMPANIES – 48.5%
Funds and Investment Trusts – 48.5%(b) (c)
AB Discovery Growth Fund, Inc. - Class Z	1,563,310	24,246,933
AB Trust – AB Discovery Value Fund - Class Z	1,096,809	29,010,604
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	3,777,141	51,293,576
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	18,085,606	251,751,636
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	1,286,134	19,845,043
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	624,013	22,264,784

Total Investment Companies (cost $337,245,476)		398,412,576

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(b) (c) (d) (cost $2,132,282)	2,132,282	2,132,282

Total Investments – 100.1% (cost $551,093,162)(e)		821,196,233
Other assets less liabilities – (0.1)%		(508,578)

Net Assets – 100.0%		$820,687,655

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of May 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $270,674,939 and gross unrealized depreciation of investments was $(571,868), resulting in net unrealized appreciation of $270,103,071.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Tax-Managed Wealth Appreciation Strategy

May 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$420,651,375	$—	$—	$420,651,375
Investment Companies	398,412,576	—	—	398,412,576
Short-Term Investments	2,132,282	—	—	2,132,282

Total Investments in Securities	821,196,233	—	—	821,196,233
Other Financial Instruments(b)	—	—	—	—

Total	$821,196,233	$—	$—	$821,196,233

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions of investments in AB mutual funds for the nine months ended May 31, 2021 is as follows:

									Distributions
Affiliated Issuer	Market Value 08/31/2020 (000)	Purchases at Cost (000)		Sales Proceeds (000)		Realized Gain (Loss) (000)	Change in Unrealized Appr/ (Depr) (000)	Market Value 05/31/2021 (000)	Dividend Income (000)		Realized Gains (000)
AB Discovery Growth Fund, Inc.	$19,995	$4,300		$1,884		$542	$1,294	$24,247	$76		$2,824
AB Trust - AB Discovery Value Fund, Inc.	16,342	2,522		1,121		(153)	11,421	29,011	196		0
Bernstein Fund, Inc. - International Small Cap Portfolio	41,474	529		2,283		(58)	11,632	51,294	529		0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	136,733	82,094	†	3,951		171	36,705	251,752	1,907		0
Bernstein Fund, Inc. - Small Cap Core Portfolio	19,085	85		5,312		(530)	6,517	19,845	85		0
Government Money Market Portfolio	237	64,294		62,399		0	0	2,132	0	*	0
Sanford C. Bernstein Fund, Inc. - AB Tax-Managed International Portfolio	77,625	668		78,534	†	(10)	251	0	668		0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	18,561	422		2,134		241	5,175	22,265	422		0
Total	$330,052	$154,914		$157,618		$203	$72,995	$400,546	$3,883		$2,824

*	Amount less than $500.
†

Includes $77,442,511 of purchases / sales resulting from the merger of the Tax-Managed International Portfolio into the International Strategic Equities Portfolio, which took place on December 4, 2020.